Transactions with Related Parties, Pavimar (Details)	6 Months Ended
	Jun. 30, 2020 USD ($) $ / d	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Nov. 13, 2017 $ / d	Nov. 12, 2017 $ / d
Transactions with Related Parties [Abstract]
Management fees to related party	$ 273,000	$ 57,920
Due from related party	470,848		$ 759,386
Pavimar [Member] | Vessel Management Agreements [Member]
Transactions with Related Parties [Abstract]
Management fees to related party	273,000	$ 57,920
Due from related party	$ 470,848		$ 759,386
Pavimar [Member] | Vessel Management Agreement - Magic P [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d	500			320	250
Pavimar [Member] | Vessel Management Agreement - Magic Sun [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d	500
Pavimar [Member] | Vessel Management Agreement - Magic Moon [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d	500